Document and Entity Information - shares		12 Months Ended
	Jul. 28, 2021	Mar. 31, 2022
Document Information [Line Items]
Document Type		20-F
Document Registration Statement		false
Document Annual Report		true
Document Transition Report		false
Document Shell Company Report		false
Document Period End Date		Mar. 31, 2022
Current Fiscal Year End Date		--03-31
Document Fiscal Year Focus		2022
Entity File Number		001-38245
Entity Registrant Name		Akso Health Group
Entity Incorporation, State or Country Code		E9
Entity Address, Address Line One		Room 515, Floor 5, Jia No. 92-4 to 24 Jianguo Road
Entity Address, Address Line Two		Chaoyang District
Entity Address, City or Town		Beijing
Entity Address, Postal Zip Code		100020
Entity Address, Country		CN
Entity Common Stock, Shares Outstanding		68,598,050
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Document Accounting Standard		U.S. GAAP
Entity Shell Company		false
Auditor Name	Wei, Wei & Co. LLP	OneStop Assurance PAC
Auditor Location	Flushing, New York	Singapore
Auditor Firm ID		6732
Document Fiscal Period Focus		FY
ICFR Auditor Attestation Flag		false
Entity Central Index Key		0001702318
Amendment Flag		false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One		Room 515, Floor 5, Jia No. 92-4 to 24 Jianguo Road
Entity Address, Address Line Two		Chaoyang District
Entity Address, City or Town		Beijing
Entity Address, Postal Zip Code		100020
Entity Address, Country		CN
Country Region		86
City Area Code		10
Local Phone Number		5370 9902
Contact Personnel Name		Rui (Kerrie) Zhang
Contact Personnel Email Address		ir@xiaobaimaimai.com
American depository shares
Document Information [Line Items]
Title of 12(b) Security		American depositary shares (one American depositary share representing three ordinary shares, par value US$0.0001 per share)
Trading Symbol		AHG
Security Exchange Name		NASDAQ
Common stock
Document Information [Line Items]
Title of 12(b) Security		Ordinary shares, par value US$0.0001 per share
Security Exchange Name		NASDAQ
No Trading Symbol Flag		true